Long Term Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 496,059	$ 616,224
Current portion of Long-term debt	28,594	77,284
Liability directly associated with asset held for sale	17,479	4,000
Long-term debt	449,986	534,940
Current portion of deferred financing costs	1,324	1,500
Financing cost, directly associated with asset held for sale	244	17
Deferred financing costs non-current	3,063	3,057
Total deferred financing costs	4,631	4,574
Less: Total deferred financing costs	4,631	4,574
Total debt, net of deferred financing costs	491,428	611,650
Less: Current portion of long-term debt, net of current portion of deferred financing costs	27,270	75,784
Less: Liability directly associated with asset held for sale net of deferred financing cost	17,235	3,983
Long-term debt, net of deferred financing costs, non-current	446,923	531,883
April 2019
Debt Instrument [Line Items]
Total	0	8,000
November 2018
Debt Instrument [Line Items]
Total	15,000	22,250
November 2014
Debt Instrument [Line Items]
Total	71,139	79,758
December 2019
Debt Instrument [Line Items]
Total	0	29,000
Maxeikosiepta
Debt Instrument [Line Items]
Total	0	4,000
Maxtessera | November 2018
Debt Instrument [Line Items]
Total	0	22,000
Maxtessera | April 2021
Debt Instrument [Line Items]
Total	29,745	0
Shikokupente, Shikokuennia, Penner, Petra
Debt Instrument [Line Items]
Total	2,530	8,510
Maxeikosiexi
Debt Instrument [Line Items]
Total	0	4,432
Marathassa
Debt Instrument [Line Items]
Total	0	4,820
Marinouki
Debt Instrument [Line Items]
Total	0	7,263
Kerasies
Debt Instrument [Line Items]
Total	0	5,097
Soffive
Debt Instrument [Line Items]
Total	0	7,853
Eptaprohi
Debt Instrument [Line Items]
Total	0	37,053
Shikokupente
Debt Instrument [Line Items]
Total	10,800	12,927
Shikokuennia
Debt Instrument [Line Items]
Total	9,949	14,385
Petra
Debt Instrument [Line Items]
Total	0	6,135
Pemer
Debt Instrument [Line Items]
Total	0	6,135
Shikokuepta
Debt Instrument [Line Items]
Total	15,517	17,150
Avstes
Debt Instrument [Line Items]
Total	0	5,985
Maxeikositria
Debt Instrument [Line Items]
Total	9,312	10,893
Maxeikosi
Debt Instrument [Line Items]
Total	0	10,893
Maxpente
Debt Instrument [Line Items]
Total	13,450	16,100
Maxeikositessera
Debt Instrument [Line Items]
Total	9,527	11,310
Maxenteka
Debt Instrument [Line Items]
Total	11,716	13,536
Pelea, Vasstwo, Eniaprohi, Vassone
Debt Instrument [Line Items]
Total	36,250	43,250
Maxdeka
Debt Instrument [Line Items]
Total	18,076	19,076
Shikoku Friendship
Debt Instrument [Line Items]
Total	19,014	20,066
Shikokutessera
Debt Instrument [Line Items]
Total	18,497	19,502
Glovertwo
Debt Instrument [Line Items]
Total	17,384	18,344
Maxeikosiena
Debt Instrument [Line Items]
Total	17,479	18,058
Pentakomo
Debt Instrument [Line Items]
Total	13,500	14,500
Maxdekatria
Debt Instrument [Line Items]
Total	13,500	14,500
Eptaprohi, Kerasies, Marathassa, Marinouki, Soffive, Pemer, Petra | June 2021
Debt Instrument [Line Items]
Total	30,000	0
Eptaprohi, Kerasies, Marathassa, Marinouki, Soffive, Pemer, Petra | June 2021, 2
Debt Instrument [Line Items]
Total	10,000	0
Youngtwo
Debt Instrument [Line Items]
Total	20,851	21,203
Monagrouli
Debt Instrument [Line Items]
Total	24,640	25,520
Shikokuokto
Debt Instrument [Line Items]
Total	17,000	18,000
Gloversix
Debt Instrument [Line Items]
Total	17,680	18,720
Pinewood
Debt Instrument [Line Items]
Total	$ 23,503	$ 0